Commitments and Contingencies (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Jan. 01, 2024
Commitments and Contingencies [Abstract]
Royalties amount	$ 64
Net of royalties paid	1,933
Secured overnight financing rate			0.71513%
Deposit as collateral	36	₪ 114
Plaintiff claims	73,464	234,349
Individual Claim [Member]
Commitments and Contingencies [Abstract]
Plaintiff claims	9,404	30,000
Class Action [Member]
Commitments and Contingencies [Abstract]
Plaintiff claims	$ 51,241	₪ 163,459
Israeli Innovation Authority [Member]
Commitments and Contingencies [Abstract]
Percentage of royalties rate	3.00%	3.00%
Total grants received	$ 2,712
Bank Guarantee [Member]
Commitments and Contingencies [Abstract]
Deposit as collateral	$ 15